Summary of significant accounting policies (Details)	12 Months Ended
Sep. 30, 2021 USD ($)
Accounting Policies [Abstract]
Commission receivable	$ 82,500
Interest receivable	70,000
Remaining note receivable	180,000
Collection of note receivable from borrower	$ 180,000
Tax benefit percentage	50.00%